UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 753-0045

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Top Flight Long-Short Fund

			Schedule of Investments
			December 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Biological Products, (No Diagnostic Substances)
1,600	Biogen Idec, Inc. *	$ 91,072
2,000	Gilead Sciences, Inc. *	92,020
		183,092	3.24%
Bottled & Canned Soft Drinks & Carbonated Waters
2,700	Coca Cola Femso	133,056	2.35%

Cable & Other Pay Television Services
3,300	Shaw Communications, Inc. Class B	78,144	1.38%

Deep Sea Foreign Transportation of Freight
3,100	Diana Shipping, Inc.	97,526	1.73%

Fabricated Plate Work (Boiler Shops)
2,300	McDermott International, Inc. *	135,769	2.40%

Laboratory Analytical Instruments
1,100	Mettler Toledo International, Inc. *	125,180	2.22%

Natural Gas Distribution
2,700	National Fuel Gas Co.	126,036	2.23%

Office Furniture
4,500	Miller Herman, Inc.	145,755	2.58%

Oil & Gas Field Services, NEC
8,600	Cal Dive International, Inc. *	113,864
3,100	Helix Energy Solutions Group, Inc. *	128,650
		242,514	4.29%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,600	Smith & Nephew PLC	91,872	1.63%

Paperboard Containers & Boxes
1,700	Greif, Inc.	111,129	1.97%

Pharmaceutical Preparations
10,800	American Oriental Bioengineering, Inc. *	119,664	2.12%

Radio & Tv Broadcasting & Communication
2,600	Dolby Laboratories, Inc. *	129,272
2,000	Nokia Corp.	76,780
		206,052	3.65%
Refrigeration & Services Industry Machinery
1,600	Middleby Corp. *	122,592	2.17%

Retail - Drug Stores & Proprietary Stores
1,800	Express Scripts, Inc. *	131,400	2.33%

Security & Commodity Brokers, Dealers, Exchanges & Services
1,300	GFI Group, Inc. *	124,436	2.20%

Semiconductors & Related Devices
5,700	IPG Photonics Corp. *	113,943
4,300	Verigy Ltd. *	116,831
		230,774	4.08%
Services - Auto Rental & Leasing
2,700	Standard Parking Corp. *	130,923	2.32%

Services - Business Services, NEC
13,900	Bidz.com, Inc. *	124,683
1,100	Priceline Com, Inc. *	126,346
		251,029	4.44%
Services - Computer Integrated Systems Design
5,300	Vasco Data Sercurity International, Inc. *	147,976	2.62%

Services - Management Consulting
3,800	ICF International, Inc. *	95,988	1.70%

Services - Miscellaneous Health & Allied Services, NEC
2,500	Fresenius Medical Care Corp.	131,875	2.33%

Services - Skilled Nursing Care
16,800	Five Star Quality Care, Inc. *	139,440	2.47%

Services - Specialty Outpatient Facilities, NEC
2,000	Psychiatric Solutions, Inc. *	65,000	1.15%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
1,700	Haynes International, Inc. *	118,150	2.08%

Women's, Misses', Children's & Infants Undergarments
3,200	Guess, Inc.	121,248	2.14%

	Total for Common Stock (Cost $3,593,611)	3,606,620	63.82%

Cash Equivalents
4,129,526	UMB Bank Money Market Fiduciary 3.72% ** (Cost $4,129,526)	4,129,526	73.08%

	Total Investments (Cost $7,723,137)	7,736,145	136.90%

	Liabilities in excess of other assets	(2,085,359)	-36.90%

	Net Assets	$ 5,650,786	100.00%

* Non-Income producing securities
** Variable rate security; the coupon rate represents the rate at December 31, 2007.

Top Flight Long-Short Fund

			Schedule of Securities Sold Short
			December 31, 2007 (Unaudited)

SECURITIES SOLD SHORT

Shares		Fair Value
3,800	Ambac Financial Group, Inc.	97,926
10,100	Americredit Corp.	129,179
11,100	Collagenex Pharmaceuticals, Inc.	106,005
5,600	Convergys Corp.	92,176
1,869	Cost Plus, Inc.	8,111
3,000	Energy conversion Devices, Inc.	100,950
1,900	Ensco International, Inc.	113,278
6,100	Evergreen Solar, Inc.	105,347
4,300	Hercules Offshore, Inc.	102,254
6,500	Moneygram International, Inc.	99,905
600	Oil Service HOLDRs Trust	113,412
17,000	Ocwen Financial Corp.	94,180
1,700	Petroleum Development Corp.	100,521
7,200	Signet Group PLC ADR	101,520
13,900	Toreador Resources Corp.	97,161
12,000	Viropharma, Inc.	95,280
5,500	West Coast Bancorp	101,750
900	Wimm Bill Dann Foods OJSC ADR	117,936
6,800	Wolseley PLC	99,552
2,800	Yingli Green Energy Holding Co. Ltd.	108,360
		1,984,803

	Total (Proceeds $1,935,571)	1,984,803

Top Flight Long-Short Fund

			Notes to Financial Statements
			December 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $7,723,137 amounted to $36,224 which consisted of aggregate gross unrealized appreciation of $121,656 and aggregate gross unrealized depreciation of $157,880.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

During the last fiscal quarter, the Registrant's control procedures were revised with respect to reconciliation of transactions in any brokerage account where short sales are executed.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date February 27, 2008

* Print the name and title of each signing officer under his or her signature.